Goodwill and Intangible Assets (Narrative) (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Indefinite-lived Intangible Assets [Line Items]
Goodwill impairment	$ 0	$ 0	$ 0	$ 0	$ 0
Accumulated impairment losses recorded in continuing operations	0		0	0	0
Trade Names [Member]
Indefinite-lived Intangible Assets [Line Items]
Pre-tax non-cash impairment charges	0	0	0	0	0
TruGreen [Member]
Indefinite-lived Intangible Assets [Line Items]
Pre-tax non-cash goodwill and trade name impairment charge		673
Non-cash goodwill and trade name impairment charge, net of tax		521
TruGreen [Member] | Trade Names [Member]
Indefinite-lived Intangible Assets [Line Items]
Pre-tax non-cash impairment charges	139
Non-cash trade name impairment charge, net of tax	$ 84